Loss on sale of vessel - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Loss on vessels sold	$ 6,917
Ardmore Sealancer [Member]
Lessee, Lease, Description [Line Items]
Loss on vessels sold	$ 728	$ 6,900